Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (4,625)	$ (5,097)	$ (12,615)	$ (14,443)	$ (12,625)
Adjustments required to reconcile net loss to net cash used in operating activities:
Changes in fair value of short-term investment			(162)	(11)	209
Interest on bank deposits			(12)
Depreciation of property, plant and equipment	6	8	14	12	14
Decrease in operating lease right of use asset	27	19	55	9	28
Share-based compensation	135	166	398	355	385
Issuance of share capital in exchange for services		68	68
Non-cash financial expenses	290	(196)	(34)	23	(2)
Increase in prepaid expenses and other current assets	(894)	(688)	128	4,275	221
Increase (decrease) in trade payables	(130)	444	393	(1,595)	1,085
Decrease in operating lease liability	(37)	(22)	(63)	(8)	(33)
Increase (decrease) in deferred revenues	(409)	1,853	1,398	(401)	146
Decrease in other accounts payable	(441)	(22)	574	(279)	(512)
Net used in operating activities	(6,078)	(3,467)	(9,858)	(12,063)	(11,084)
Cash flows from investing activities:
Purchase of property, plant and equipment	(5)	(8)	(11)	(26)	(3)
Withdrawal from short term deposit	3,497		(14,500)
Net cash provided by (used in) investing activities	3,492	(8)	(14,511)	(26)	(3)
Cash flows from financing activities:
Issuance of share capital		2,744	20,457	17,683	10,167
Net cash provided by financing activities		2,744	20,457	17,683	10,167
Exchange differences on balances of cash and cash equivalents	(92)		34	(23)	2
Decrease in cash and cash equivalents	(2,678)	(731)	(3,878)	5,571	(918)
Cash and cash equivalents at the beginning of the period	4,390	8,268	8,268	2,697	3,615
Cash, cash equivalents and short-term deposits at the end of the period	$ 1,712	$ 7,537	4,390	8,268	2,697
Non-cash activities:
Lease liabilities arising from obtaining right-of-use-assets			120	29	76
Deemed Dividend			2,590	715
Supplemental disclosure of cash flow information:
Cash paid during the year for interest			$ 18	$ 23	$ 29